STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Issuance of treasury shares under stock plans, ordinary shares	3,382,608	2,619,204	3,069,869
Issuance of treasury shares under stock plans, ordinary shares withheld for taxes	42,623	49,854	52,431
Treasury shares	10,148,834	9,483,090	5,591,687